NET CAPITAL REQUIREMENTS (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
NET CAPITAL REQUIREMENTS
Net capital	$ 12,281,941	$ 11,190,362	$ 10,437,312
Net capital in excess of the minimum required	$ 12,031,941	$ 10,940,362	$ 10,187,312